Accrued liabilities	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Liabilities [Text Block]
5.	Accrued liabilities:
	2011	2010
Compensation	$144,574	$401,573
Professional fees	76,727	76,473
Miscellaneous	59,710	84,948
	$281,011	$562,994